Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 16 — RELATED PARTIES

a.	Transactions with interested and related parties:

	Year ended December 31,
	2022	2021
	U.S. dollars in thousands
Labor cost and related expenses (c1)	358	192
Directors’ fees	172	-
Consulting fees (c2)	218	-
Interest expenses on loans from related parties and shareholders	203	381
	951	573

b.	Balances with interested and related parties:

	Year ended December 31,
	2022	2021
	U.S. dollars in thousands
Assets:
Advances to suppliers (c2)	228	—
	228	—
Liabilities:
Related parties (c3)	32	265
Loans from shareholders (Note 10),(c3)	-	3,634
Loan from related parties (Note 9)	-	111
	32	4,010

c.	Additional information:

1.	On July 23, 2021, Medigus issued to the minority Shareholder and amount of 33,202 ADS as a bonus for his services provided to the Group for the six months ended June 30, 2021 in a value of $60 thousand. Accordingly, the Group recognized an amount of $60 thousand as additional payroll expenses and respectively a capital reserve as a benefit from Medigus (the Group’s controlling shareholder).

On August 3, 2022, the Company’s Board of Directors approved the increase to Mr. Hakmon’s monthly salary to NIS 55 thousand (approximately $23 thousands) plus applicable value added taxes (“VAT”), retroactively from February 1, 2022. Effective on September 1, 2022, the Company’s Board of Directors approved an increase to Mr. Hakmon’s monthly salary to NIS 80 thousands (approximately $23 thousands) plus VAT and a one-time bonus of NIS 480 thousands (approximately $140 thousands).

2.	On October 26, 2022, the Group and Pure Capital entered into a consultant agreement, pursuant to which Pure Capital will provide consultancy services to the Group for a monthly fee of NIS 57.5 thousands (approximately $16.5 thousands) the Group paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousands (approximately $121 thousands) for their services to the Group from the day of the Company’s inception until the closing of the IPO. Pure Capital is also entitled during the term of the consulting agreement to the following payment: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022 by either party upon 30 days of advance notice. Additionally On October 26, 2022 the Group and Pure NJ Logistics LLC, owned by Pure Capital and a director of the Company, entered into a warehouse lease agreement located in the USA. As of December 31, 2022 the advances to suppliers comprised of $228 thousands to Pure NJ Logistics LLC.

3.	On May 21, 2022, the Company has entered into a short-term lease agreement for its offices from Medigus and participated in 50% of the lease and maintenance expenses related. The Company paid $86 thousand plus VAT on December 30, 2022. The outstanding payable to Medigus as of December 31, 2022, was $32 thousands plus VAT.

During September 2022, the Group repaid: (i) a related party balance to Medigus, in the amount of $150 thousands and (ii) another related party balance in the amount of $175 thousands and (iii) $393 thousand in accrued interest with respect to certain related party loans upon the conversion of such loans at the closing of the IPO.